UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BRANDYWINEGLOBAL - DYNAMIC US LARGE CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2017

BRANDYWINEGLOBAL - DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 19.2%
Auto Components - 0.3%
Adient PLC	1,860	$146,382
Goodyear Tire & Rubber Co.	10,164	328,399

Total Auto Components		474,781

Automobiles - 1.5%
General Motors Co.	54,614	2,238,628
Harley-Davidson Inc.	3,360	170,957

Total Automobiles		2,409,585

Diversified Consumer Services - 0.2%
Service Corporation International	7,326	273,406

Hotels, Restaurants & Leisure - 0.7%
Wyndham Worldwide Corp.	10,004	1,159,164

Household Durables - 0.5%
PulteGroup Inc.	14,003	465,600
Whirlpool Corp.	2,130	359,203

Total Household Durables		824,803

Internet & Direct Marketing Retail - 0.1%
Liberty Ventures, Series A Shares	3,464	187,887	*

Media - 9.5%
CBS Corp., Class B Shares, Non Voting Shares	35,719	2,107,421
Comcast Corp., Class A Shares	158,058	6,330,223
Interpublic Group of Cos. Inc.	11,530	232,445
Walt Disney Co.	58,962	6,339,004

Total Media		15,009,093

Multiline Retail - 2.4%
Kohl’s Corp.	8,851	479,990
Nordstrom Inc.	12,856	609,117
Target Corp.	42,449	2,769,797

Total Multiline Retail		3,858,904

Specialty Retail - 3.1%
AutoNation Inc.	1,820	93,421	*
Best Buy Co. Inc.	19,157	1,311,680
CarMax Inc.	5,860	375,802	*
Gap Inc.	7,770	264,646
Lowe’s Cos. Inc.	16,660	1,548,380
O’Reilly Automotive Inc.	3,299	793,541	*
Tractor Supply Co.	4,822	360,445
Williams-Sonoma Inc.	1,690	87,373

Total Specialty Retail		4,835,288

Textiles, Apparel & Luxury Goods - 0.9%
Carter’s Inc.	2,423	284,678
Hanesbrands Inc.	14,519	303,592
Michael Kors Holdings Ltd.	13,364	841,264	*

Total Textiles, Apparel & Luxury Goods		1,429,534

TOTAL CONSUMER DISCRETIONARY		30,462,445

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 4.1%
Beverages - 0.6%
Brown-Forman Corp., Class B Shares	14,335	$984,384

Food & Staples Retailing - 2.8%
CVS Health Corp.	30,180	2,188,050
Kroger Co.	31,722	870,769
Walgreens Boots Alliance Inc.	19,830	1,440,055

Total Food & Staples Retailing		4,498,874

Food Products - 0.7%
General Mills Inc.	18,290	1,084,414

TOTAL CONSUMER STAPLES		6,567,672

ENERGY - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Chevron Corp.	16,553	2,072,270
Exxon Mobil Corp.	28,932	2,419,873
Marathon Petroleum Corp.	14,530	958,689
Occidental Petroleum Corp.	4,600	338,836

TOTAL ENERGY		5,789,668

FINANCIALS - 32.3%
Banks - 14.0%
Citigroup Inc.	96,932	7,212,710
Citizens Financial Group Inc.	19,791	830,826
Fifth Third Bancorp	44,775	1,358,473
JPMorgan Chase & Co.	69,457	7,427,732
M&T Bank Corp.	4,875	833,576
PNC Financial Services Group Inc.	9,520	1,373,641
Regions Financial Corp.	56,472	975,836
SunTrust Banks Inc.	19,415	1,254,015
Synovus Financial Corp.	10,577	507,061
Zions Bancorp	7,391	375,685

Total Banks		22,149,555

Capital Markets - 8.3%
Ameriprise Financial Inc.	16,580	2,809,813
Goldman Sachs Group Inc.	15,580	3,969,161
Lazard Ltd., Class A Shares	3,850	202,125
Morgan Stanley	75,533	3,963,216
State Street Corp.	15,009	1,465,028
T. Rowe Price Group Inc.	7,419	778,476

Total Capital Markets		13,187,819

Consumer Finance - 4.3%
Ally Financial Inc.	13,190	384,620
American Express Co.	35,828	3,558,079
Discover Financial Services	36,878	2,836,656

Total Consumer Finance		6,779,355

Insurance - 5.7%
AFLAC Inc.	14,229	1,249,022
Allstate Corp.	9,441	988,567
American Financial Group Inc.	3,166	343,638
Aon PLC	9,600	1,286,400

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Insurance - (continued)
Assured Guaranty Ltd.	5,832	$197,530
CNA Financial Corp.	9,770	518,298
CNO Financial Group Inc.	6,061	149,646
FNF Group	8,110	318,236
Lincoln National Corp.	8,505	653,779
Primerica Inc.	2,113	214,575
Prudential Financial Inc.	16,409	1,886,707
Reinsurance Group of America Inc.	1,190	185,557
Unum Group	17,900	982,531

Total Insurance		8,974,486

TOTAL FINANCIALS		51,091,215

HEALTH CARE - 12.1%
Biotechnology - 3.4%
AbbVie Inc.	29,590	2,861,649
Amgen Inc.	14,530	2,526,767

Total Biotechnology		5,388,416

Health Care Equipment & Supplies - 1.8%
Baxter International Inc.	43,616	2,819,338

Health Care Providers & Services - 4.7%
Anthem Inc.	7,630	1,716,826
CIGNA Corp.	4,930	1,001,234
Express Scripts Holding Co.	46,113	3,441,874	*
Humana Inc.	5,107	1,266,894

Total Health Care Providers & Services		7,426,828

Pharmaceuticals - 2.2%
Pfizer Inc.	95,290	3,451,404

TOTAL HEALTH CARE		19,085,986

INDUSTRIALS - 16.0%
Aerospace & Defense - 7.8%
General Dynamics Corp.	13,279	2,701,613
Harris Corp.	2,862	405,402
Huntington Ingalls Industries Inc.	1,607	378,770
Lockheed Martin Corp.	12,167	3,906,215
Spirit AeroSystems Holdings Inc., Class A Shares	6,210	541,822
United Technologies Corp.	34,896	4,451,683

Total Aerospace & Defense		12,385,505

Air Freight & Logistics - 0.1%
Expeditors International of Washington Inc.	2,517	162,825

Airlines - 1.6%
American Airlines Group Inc.	20,097	1,045,647
Southwest Airlines Co.	8,000	523,600
United Continental Holdings Inc.	13,827	931,940	*

Total Airlines		2,501,187

Construction & Engineering - 0.1%
EMCOR Group Inc.	1,229	100,471

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Electrical Equipment - 1.0%
Eaton Corp. PLC	13,140	$1,038,191
Rockwell Automation Inc.	2,469	484,788

Total Electrical Equipment		1,522,979

Machinery - 0.9%
Allison Transmission Holdings Inc.	5,551	239,082
Cummins Inc.	3,310	584,678
Nordson Corp.	2,233	326,911
Parker Hannifin Corp.	862	172,038
WABCO Holdings Inc.	607	87,105	*

Total Machinery		1,409,814

Road & Rail - 3.9%
Norfolk Southern Corp.	13,024	1,887,178
Union Pacific Corp.	32,460	4,352,886

Total Road & Rail		6,240,064

Trading Companies & Distributors - 0.6%
W. W. Grainger Inc.	4,362	1,030,522

TOTAL INDUSTRIALS		25,353,367

INFORMATION TECHNOLOGY - 8.7%
Electronic Equipment, Instruments & Components - 1.8%
CDW Corp.	9,023	627,008
Corning Inc.	70,791	2,264,604

Total Electronic Equipment, Instruments & Components		2,891,612

Internet Software & Services - 1.1%
eBay Inc.	43,783	1,652,371	*

IT Services - 0.6%
Cognizant Technology Solutions Corp., Class A Shares	11,810	838,746
DST Systems Inc.	1,790	111,106
Genpact Ltd.	1,630	51,736

Total IT Services		1,001,588

Technology Hardware, Storage & Peripherals - 5.2%
Apple Inc.	43,916	7,431,905
NetApp Inc.	8,492	469,777
Xerox Corp.	11,586	337,732

Total Technology Hardware, Storage & Peripherals		8,239,414

TOTAL INFORMATION TECHNOLOGY		13,784,985

MATERIALS - 2.7%
Chemicals - 1.1%
Albemarle Corp.	7,372	942,805
Celanese Corp., Series A Shares	6,160	659,613
PolyOne Corp.	2,400	104,400

Total Chemicals		1,706,818

Containers & Packaging - 1.4%
Avery Dennison Corp.	5,488	630,352
International Paper Co.	26,758	1,550,358

Total Containers & Packaging		2,180,710

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY		SHARES	VALUE
Metals & Mining - 0.2%
Steel Dynamics Inc.		8,317	$358,712

TOTAL MATERIALS			4,246,240

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Realogy Holdings Corp.		4,814	127,571

TOTAL COMMON STOCKS (Cost - $138,502,154)			156,509,149

INVESTMENTS IN UNDERLYING FUNDS - 0.7%
iShares Trust - iShares Russell 1000 Value ETF (Cost - $1,078,440)		8,800	1,094,192

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $139,580,594)			157,603,341

	RATE
SHORT-TERM INVESTMENTS - 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,036,817)	1.219%	1,036,817	1,036,817

TOTAL INVESTMENTS - 100.3% (Cost - $140,617,411)			158,640,158
Liabilities in Excess of Other Assets - (0.3)%			(418,024)

TOTAL NET ASSETS - 100.0%			$158,222,134

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL - Dynamic US Large Cap Value Fund (formerly Legg Mason BW Dynamic Large Cap Value Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$156,509,149	—	—	$156,509,149
Investments in Underlying Funds	1,094,192	—	—	1,094,192

Total Long-Term Investments	157,603,341	—	—	157,603,341

Short-Term Investments†	1,036,817	—	—	1,036,817

Total Investments	$158,640,158	—	—	$158,640,158

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 23, 2018